Results for the Year - Staff Costs (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Staff Costs
Wages and salaries	kr 3,168	kr 2,631	kr 1,913
Share-based compensation	721	586	439
Defined contribution plans	205	170	112
Other social security costs	399	335	263
Government grants	(149)	(174)	(144)
Total	4,344	3,548	2,583
Staff costs are included in the income statement as follows:
Cost of product sales	11	3
Research and development expenses	2,520	2,004	1,518
Selling, general and administrative expenses	1,813	1,541	1,065
Total	kr 4,344	kr 3,548	kr 2,583
Average number of FTE	2,535	2,011	1,460
Number of FTE at year-end	2,682	2,204	1,660
Pension obligations	kr 0